UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amended [   ]; Amendment Number:
This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lyon, Stubbs & Tompkins, Inc.
Address:    345 Park Avenue
            23rd floor
            New York, NY 10154

13F File Number:  801-20821

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:             Patricia M. Gibson
Title:            Vice President
Phone:            212-838-0300



Signature, Place, and Date of Signing:

    \s\ Patricia M. Gibson          New York, NY         May 11, 1999

Report Type (Check only one.):

[ X ]       13F HOLDING REPORT

[   ]       13F NOTICE

[   ]       13F COMBINATION REPORT

Confidential position has been omitted and filed separately with the Commission

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Mangers:    None

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: 513,217



List of Other Included Managers:

 No.    13F File Number    Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
A T & T CORP.                  COM              001957109    16229   203341 SH       SOLE                            203341
ABBOTT LABORATORIES            COM              002824100     1340    28616 SH       SOLE                             28616
ALLIED SIGNAL, INC             COM              019512102      531    10800 SH       SOLE                             10800
AMERICA ONLINE, INC.           COM              02364J104    55613   378320 SH       SOLE                            378320
AMERICAN EXPRESS CO            COM              025816109      353     3000 SH       SOLE                              3000
AMERICAN HOME PRODUCTS CORP.   COM              026609107     4856    74416 SH       SOLE                             74416
AMERICAN INTERNAT'L GROUP INC  COM              026874107    14050   116480 SH       SOLE                            116480
AMP INC                        COM              031897101      588    11000 SH       SOLE                             11000
ATLANTIC RICHFIELD CO          COM              048825103     1068    14602 SH       SOLE                             14602
BANK OF NEW YORK INC           COM              064057102      332     9236 SH       SOLE                              9236
BELL ATLANTIC CORP             COM              077853109      217     4193 SH       SOLE                              4193
BESTFOODS                      COM              08658U101      949    20200 SH       SOLE                             20200
BOSTON SCIENTIFIC CORPORATION  COM              101137107      264     6500 SH       SOLE                              6500
BP AMOCO PLC - SPONSORED ADR   COM              055622104     1913    18937 SH       SOLE                             18937
BRISTOL MYERS SQUIBB CO.       COM              110122108     1358    21180 SH       SOLE                             21180
CARNIVAL CORP. - CL A          COM              143658102    21523   443210 SH       SOLE                            443210
                                                                15      300 SH       DEFINED                            300
CENDANT CORPORATION            COM              151313103     7961   499501 SH       SOLE                            499501
CHEVRON CORP                   COM              166751107     1042    11740 SH       SOLE                             11740
CHUBB CORP                     COM              171232101     1195    20400 SH       SOLE                             20400
CINAR CORP. -CL B SUB VTG      COM              171905300    13972   607483 SH       SOLE                            607483
                                                                11      500 SH       DEFINED                            500
CISCO SYSTEMS, INC.            COM              17275R102    35612   325040 SH       SOLE                            325040
COCA COLA CO                   COM              191216100     1344    21905 SH       SOLE                             21905
COMPAQ COMPUTER CORP           COM              204493100     6200   195650 SH       SOLE                            195650
COUNTRY WIDE CREDIT            COM              222372104      281     7500 SH       SOLE                              7500
DII GROUP, INC.                COM              232949107     1840    62892 SH       SOLE                             62892
DOVER CORPORATION              COM              260003108      934    28400 SH       SOLE                             28400
DU PONT (E.I.) NEMOURS & CO    COM              263534109      846    14570 SH       SOLE                             14570
ELIZABETHTOWN CORP             COM              269242103      495    12280 SH       SOLE                             12280
EXXON CORP                     COM              302290101     6075    86094 SH       SOLE                             86094
FEDERAL NATIONAL MORTGAGE ASSN COM              313586109    16636   240230 SH       SOLE                            240230
FORD MOTOR COMPANY             COM              345370100    18003   317588 SH       SOLE                            317588
GENERAL ELECTRIC CO            COM              369604103    14816   133934 SH       SOLE                            133934
GILLETTE CO                    COM              375766102      678    11400 SH       SOLE                             11400
HEWLETT PACKARD CO             COM              428236103      435     6412 SH       SOLE                              6412
HUBBELL INC                    COM              443510201      390     9761 SH       SOLE                              9761
ILLINOIS TOOL WORKS, INC.      COM              452308109      332     5372 SH       SOLE                              5372
IMMUNEX CORPORATION            COM              452528102      991    11900 SH       SOLE                             11900
INTEL CORPORATION              COM              458140100    20401   171615 SH       SOLE                            171615
INTERNATIONAL BUSINESS MACHINE COM              459200101      213     1200 SH       SOLE                              1200
JOHNSON & JOHNSON              COM              478160104      331     3538 SH       SOLE                              3538
KANSAS CITY SOUTHERN INDS.     COM              485170104    14139   248050 SH       SOLE                            248050
KINDER MORGAN ENERGY PARTNERS, COM              494550106     7649   220908 SH       SOLE                            220908
LEE ENTERPRISES INC            COM              523768109      239     8226 SH       SOLE                              8226
LESCO INC                      COM              526872106     1498   100700 SH       SOLE                            100700
LILLY, ELI & CO                COM              532457108    12564   148025 SH       SOLE                            148025
LINEAR TECHNOLOGY CORP.        COM              535678106      471     9200 SH       SOLE                              9200
MAGNA INTERNATIONAL INC.       COM              559222401      689    11875 SH       SOLE                             11875
MCI WORLDCOM, INC.             COM              55268B106    30772   347460 SH       SOLE                            347460
                                                                13      150 SH       DEFINED                            150
MCKESSON HBOC INC.             COM              58155Q103    15424   233702 SH       SOLE                            233702
MEDIAONE GROUP                 COM              58440J104    21412   337525 SH       SOLE                            337525
MEDTRONIC INC.                 COM              585055106      339     4717 SH       SOLE                              4717
MERCK & CO INC                 COM              589331107    21454   267760 SH       SOLE                            267760
MICROSOFT CORP.                COM              594918104    26881   299932 SH       SOLE                            299932
MOBIL CORP COM                 COM              607059102     1481    16834 SH       SOLE                             16834
MORGAN J P & CO INC            COM              616880100      506     4100 SH       SOLE                              4100
NUCOR CORP                     COM              670346105      370     8400 SH       SOLE                              8400
OLD KENT FINANCIAL CORPORATION COM              679833103      357     8442 SH       SOLE                              8442
PEPSICO INC                    COM              713448108      286     7300 SH       SOLE                              7300
PERKIN ELMER CORP              COM              714041100     5472    56375 SH       SOLE                             56375
PFIZER INC                     COM              717081103    33040   238127 SH       SOLE                            238127
PHILIP MORRIS COMPANIES INC    COM              718154107      688    19550 SH       SOLE                             19550
PMC COMMERCIAL TRUST-SBI       COM              693434102      184    11500 SH       SOLE                             11500
PROCTER & GAMBLE CO            COM              742718109     1837    18759 SH       SOLE                             18759
PSR MANAGEMENT INC.            COM              693642100        0    13500 SH       SOLE                             13500
ROYAL DUTCH PETE CO            COM              780257705     1261    24250 SH       SOLE                             24250
SARA LEE CORP                  COM              803111103      309    12496 SH       SOLE                             12496
SCHERING PLOUGH CORP           COM              806605101      239     4320 SH       SOLE                              4320
SOLECTRON CORPORATION          COM              834182107     5573   114750 SH       SOLE                            114750
TEPPCO PARTNERS                COM              872384102     3517   139300 SH       SOLE                            139300
TRIBUNE COMPANY                COM              896047107     9359   143025 SH       SOLE                            143025
UNIFI INC                      COM              904677101      183    14325 SH       SOLE                             14325
UNITED TECHNOLOGIES            COM              913017109      515     3800 SH       SOLE                              3800
WAL-MART STORES                COM              931142103     1546    16775 SH       SOLE                             16775
WALT DISNEY COMPANY            COM              254687106     1879    60378 SH       SOLE                             60378
WEIS MARKETS INC.              COM              948849104      303     8300 SH       SOLE                              8300
XEROX CORP.                    COM              984121103      349     6700 SH       SOLE                              6700
YAHOO! INC.                    COM              984332106      205     1220 SH       SOLE                              1220
Morgan St. WCOM Reset Perqs 6%                  617446257     3211   367000 SH       SOLE                            367000
BANKAMERICA CORP.                               06605F102     1275    18047 SH       SOLE                             18047
ALL AMERICAN TERM TRUST, INC.                   016440109     1290    97350 SH       SOLE                             97350
CONSECO FIN TRUST - SERIES F   PRD              208464602     1215    30700 SH       SOLE                             30700
MICROSOFT CONV. PFD. A         PRD              594918203     7102    72100 SH       SOLE                             72100
MORGAN STANLEY DW CAP. TRUST I PRD              553538208     1454    59975 SH       SOLE                             59975
FIRST FUNDS INTERMEDIATE BOND                   320305717      25825811.100 SH       SOLE                         25811.100
FIRST FUNDS TENNESSEE TAX FREE                  320305840      12011600.415 SH       SOLE                         11600.415
JANUS FUND                                      471023101      81521753.595 SH       SOLE                         21753.595
KAUFMAN FUND, INC.                              486250103       6612888.685 SH       SOLE                         12888.685
NEUBERGER & BERMAN PARTNERS' E                  641224407      46517866.218 SH       SOLE                         17866.218
VANGUARD HI-YIELD CORPORATE BO                  922031208      70890649.677 SH       SOLE                         90649.677